Investment in Aqualung Carbon Capture SA (Tables)	9 Months Ended
Mar. 31, 2024
Investment in Aqualung Carbon Capture SA
Summary of Company's Investment in Aqualung

Balance, June 30, 2022	$3,221
Effect of change in fair value	93
Balance, June 30, 2023	3,314
Effect of change in fair value	72
Balance, March 31, 2024	$3,386